UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Ultra-Short Income Fund
Class A [ARMZX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$33	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$418,969,354
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	471
Portfolio Turnover Rate	28%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Ultra-Short Income Fund	PAGE 1	7579-STSR-0126

Western Asset Ultra-Short Income Fund
Class C [LWAIX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$72	1.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$418,969,354
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	471
Portfolio Turnover Rate	28%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Ultra-Short Income Fund	PAGE 1	7055-STSR-0126

Western Asset Ultra-Short Income Fund
Class C1 [ARMGX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$70	1.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$418,969,354
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	471
Portfolio Turnover Rate	28%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Ultra-Short Income Fund	PAGE 1	7507-STSR-0126

Western Asset Ultra-Short Income Fund
Class I [SBAYX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$19	0.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$418,969,354
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	471
Portfolio Turnover Rate	28%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Ultra-Short Income Fund	PAGE 1	7724-STSR-0126

Western Asset Ultra-Short Income Fund
Class IS [ARMLX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$18	0.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$418,969,354
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	471
Portfolio Turnover Rate	28%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Ultra-Short Income Fund	PAGE 1	7131-STSR-0126

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Ultra-Short Income Fund
Financial Statements and Other Important Information
Semi-Annual  | November 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
November 30, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 53.2%
Communication Services — 2.3%
Diversified Telecommunication Services — 1.0%
AT&T Inc., Senior Notes	4.100%	2/15/28	$1,010,000	$1,010,857
AT&T Inc., Senior Notes	4.700%	8/15/30	400,000	407,918
NTT Finance Corp., Senior Notes	4.620%	7/16/28	1,000,000	1,014,114 (a)
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	600,000	575,685
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	568,000	503,596
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	680,000	674,985
Total Diversified Telecommunication Services				4,187,155
Entertainment — 0.2%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	400,000	404,254 (a)
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	196,000	194,077
Total Entertainment				598,331
Interactive Media & Services — 0.6%
Alphabet Inc., Senior Notes	3.875%	11/15/28	850,000	855,215
Meta Platforms Inc., Senior Notes	4.200%	11/15/30	1,750,000	1,762,550
Total Interactive Media & Services				2,617,765
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	700,000	699,450 (a)
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	130,000	127,105 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	70,000	71,966 (a)
Total Media				898,521
Wireless Telecommunication Services — 0.3%
T-Mobile USA Inc., Senior Notes	2.050%	2/15/28	1,120,000	1,073,264
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	90,000	87,739
Total Wireless Telecommunication Services				1,161,003

Total Communication Services				9,462,775
Consumer Discretionary — 4.8%
Automobile Components — 0.0%††
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	200,000	198,022 (a)
Automobiles — 2.1%
American Honda Finance Corp., Senior Notes	4.950%	1/9/26	490,000	490,306
BMW US Capital LLC, Senior Notes	4.650%	8/13/29	1,410,000	1,433,345 (a)
General Motors Co., Senior Notes	4.200%	10/1/27	1,220,000	1,221,613
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	1,400,000	1,380,359
Hyundai Capital America, Senior Notes	5.950%	9/21/26	1,380,000	1,399,427 (a)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobiles — continued
Hyundai Capital America, Senior Notes	5.275%	6/24/27	$940,000	$955,955 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	1,500,000	1,495,262 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	330,000	278,577 (a)
Total Automobiles				8,654,844
Broadline Retail — 0.8%
Amazon.com Inc., Senior Notes	3.900%	11/20/28	570,000	572,340
Amazon.com Inc., Senior Notes	4.100%	11/20/30	630,000	633,185
eBay Inc., Senior Notes	1.400%	5/10/26	950,000	939,317
Prosus NV, Senior Notes	3.257%	1/19/27	1,330,000	1,309,264 (a)
Total Broadline Retail				3,454,106
Hotels, Restaurants & Leisure — 1.9%
Carnival Corp., Senior Notes	5.875%	6/15/31	290,000	298,825 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	810,000	834,878 (a)
Las Vegas Sands Corp., Senior Notes	5.900%	6/1/27	2,090,000	2,129,341
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	1,640,000	1,677,803
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	120,000	118,498 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	660,000	665,180 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,160,000	1,180,821 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	330,000	321,811
Sands China Ltd., Senior Notes	2.850%	3/8/29	220,000	207,716
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	390,000	418,619 (a)
Total Hotels, Restaurants & Leisure				7,853,492

Total Consumer Discretionary				20,160,464
Consumer Staples — 3.8%
Food Products — 1.0%
Mars Inc., Senior Notes	4.600%	3/1/28	4,020,000	4,072,592 (a)
Tobacco — 2.8%
Altria Group Inc., Senior Notes	2.625%	9/16/26	1,550,000	1,532,811
Altria Group Inc., Senior Notes	4.875%	2/4/28	990,000	1,007,240
Altria Group Inc., Senior Notes	6.200%	11/1/28	1,370,000	1,449,241
BAT Capital Corp., Senior Notes	3.557%	8/15/27	500,000	495,293
BAT Capital Corp., Senior Notes	2.259%	3/25/28	1,470,000	1,411,289
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	1,460,000	1,448,447
Imperial Brands Finance PLC, Senior Notes	4.500%	6/30/28	970,000	979,360 (a)
Japan Tobacco Inc., Senior Notes	4.850%	5/15/28	970,000	988,667 (a)
Philip Morris International Inc., Senior Notes	4.750%	2/12/27	1,080,000	1,090,436
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — continued
Philip Morris International Inc., Senior Notes	4.125%	4/28/28	$1,500,000	$1,506,477
Total Tobacco				11,909,261

Total Consumer Staples				15,981,853
Energy — 7.1%
Oil, Gas & Consumable Fuels — 7.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	250,000	266,024 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	1,200,000	1,200,080
Chord Energy Corp., Senior Notes	6.000%	10/1/30	150,000	151,344 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	1,707,000	1,724,093 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	1,670,000	1,739,354 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,370,000	1,342,070 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	410,000	408,683
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	120,000	113,806 (a)
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	1,570,000	1,557,159
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	820,000	831,770
Energy Transfer LP, Senior Notes	4.750%	1/15/26	1,160,000	1,160,150
Energy Transfer LP, Senior Notes	5.550%	2/15/28	1,440,000	1,482,236
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	2,950,000	2,946,446
Enterprise Products Operating LLC, Senior Notes	4.600%	1/11/27	490,000	493,495
EQT Corp., Senior Notes	3.125%	5/15/26	1,960,000	1,947,233 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	788,000	783,566
EQT Corp., Senior Notes	5.000%	1/15/29	550,000	557,863
MPLX LP, Senior Notes	1.750%	3/1/26	1,150,000	1,142,686
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	940,000	933,301
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	170,000	168,034
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	30,000	30,769 (a)
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,160,000	1,155,779
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,550,000	1,541,840 (a)
Targa Resources Corp., Senior Notes	4.350%	1/15/29	520,000	521,835
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,630,000	1,630,605
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.000%	3/15/28	410,000	409,627
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	$420,000	$443,222 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	30,000	32,709 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	30,000	33,444 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	60,000	62,928 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	300,000	303,964
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,860,000	1,862,166
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	640,000	675,561

Total Energy				29,653,842
Financials — 15.5%
Banks — 8.6%
Banco Santander SA, Senior Notes	4.551%	11/6/30	1,000,000	1,005,275
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	2,200,000	2,198,718 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	830,000	819,867 (b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	1,930,000	1,937,261 (b)
Bank of America Corp., Senior Notes (5.933% to 9/15/26 then SOFR + 1.340%)	5.933%	9/15/27	960,000	973,508 (b)
Bank of America Corp., Subordinated Notes (3 mo. Term SOFR + 1.022%)	5.059%	9/15/26	200,000	200,614 (b)
Bank of Nova Scotia, Senior Notes	1.350%	6/24/26	780,000	769,036
BNP Paribas SA, Senior Notes (2.591% to 1/20/27 then SOFR + 1.228%)	2.591%	1/20/28	700,000	687,284 (a)(b)
BNP Paribas SA, Senior Notes (4.792% to 5/9/28 then SOFR + 1.450%)	4.792%	5/9/29	1,230,000	1,244,326 (a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	850,000	866,246 (a)(b)
Citibank NA, Senior Notes	4.929%	8/6/26	1,550,000	1,558,429
Citigroup Inc., Senior Notes (3.070% to 2/24/27 then SOFR + 1.280%)	3.070%	2/24/28	1,330,000	1,313,333 (b)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Citigroup Inc., Senior Notes (4.643% to 5/7/27 then SOFR + 1.143%)	4.643%	5/7/28	$3,410,000	$3,434,747 (b)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	550,000	546,822 (a)(b)
DNB Bank ASA, Senior Notes (1.535% to 5/25/26 then 1 year Treasury Constant Maturity Rate + 0.720%)	1.535%	5/25/27	1,230,000	1,214,559 (a)(b)
Goldman Sachs Bank USA, Senior Notes (5.283% to 3/18/26 then SOFR + 0.777%)	5.283%	3/18/27	930,000	933,004 (b)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	1,100,000	1,122,001 (b)
JPMorgan Chase & Co., Senior Notes (4.505% to 10/22/27 then SOFR + 0.860%)	4.505%	10/22/28	200,000	201,862 (b)
JPMorgan Chase & Co., Senior Notes (5.040% to 1/23/27 then SOFR + 1.190%)	5.040%	1/23/28	990,000	1,000,321 (b)
JPMorgan Chase & Co., Senior Notes (5.103% to 4/22/30 then SOFR + 1.435%)	5.103%	4/22/31	1,040,000	1,078,908 (b)
Royal Bank of Canada, Senior Notes	1.150%	7/14/26	2,660,000	2,613,986
Royal Bank of Canada, Senior Notes	4.875%	1/19/27	580,000	586,343
Santander UK Group Holdings PLC, Senior Notes (1.673% to 6/14/26 then SOFR + 0.989%)	1.673%	6/14/27	1,400,000	1,380,427 (b)
Toronto-Dominion Bank, Senior Notes	1.200%	6/3/26	3,620,000	3,568,433
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	890,000	898,138 (b)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	150,000	146,821 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	260,000	270,611 (b)
Wells Fargo & Co., Senior Notes (5.707% to 4/22/27 then SOFR + 1.070%)	5.707%	4/22/28	1,370,000	1,399,456 (b)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,860,000	1,868,312
Total Banks				35,838,648
Capital Markets — 4.3%
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	1,700,000	1,689,012 (b)
Goldman Sachs Group Inc., Senior Notes (4.482% to 8/23/27 then SOFR + 1.725%)	4.482%	8/23/28	530,000	533,555 (b)
Goldman Sachs Group Inc., Senior Notes (5.727% to 4/25/29 then SOFR + 1.265%)	5.727%	4/25/30	940,000	984,685 (b)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	$7,830,000	$7,823,290 (b)
Morgan Stanley, Senior Notes (4.210% to 4/20/27 then SOFR + 1.610%)	4.210%	4/20/28	2,780,000	2,784,691 (b)
Morgan Stanley, Senior Notes (4.994% to 4/12/28 then SOFR + 1.380%)	4.994%	4/12/29	800,000	816,104 (b)
Morgan Stanley, Senior Notes (5.656% to 4/18/29 then SOFR + 1.260%)	5.656%	4/18/30	940,000	982,719 (b)
UBS AG, Senior Notes	1.250%	6/1/26	1,200,000	1,184,277
UBS Group AG, Senior Notes (1.494% to 8/10/26 then 1 year Treasury Constant Maturity Rate + 0.850%)	1.494%	8/10/27	1,250,000	1,226,772 (a)(b)
Total Capital Markets				18,025,105
Consumer Finance — 0.5%
American Express Co., Senior Notes (5.645% to 4/23/26 then SOFR + 0.750%)	5.645%	4/23/27	690,000	694,307 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	5.100%	11/15/29	1,170,000	1,209,541 (a)
Total Consumer Finance				1,903,848
Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	2,110,000	2,078,498
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	6.100%	1/15/27	1,690,000	1,722,641
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	4/1/28	400,000	406,620
Block Inc., Senior Notes	6.000%	8/15/33	190,000	195,418 (a)
GA Global Funding Trust, Secured Notes	1.625%	1/15/26	1,710,000	1,704,293 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	480,000	506,032 (a)
LPL Holdings Inc., Senior Notes	4.900%	4/3/28	1,120,000	1,136,489
Total Financial Services				7,749,991
Insurance — 0.3%
Allstate Corp., Senior Notes	0.750%	12/15/25	200,000	199,720
Aon North America Inc., Senior Notes	5.150%	3/1/29	1,180,000	1,215,629
Total Insurance				1,415,349

Total Financials				64,932,941
Health Care — 5.8%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	4.800%	3/15/27	2,430,000	2,457,262
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Equipment & Supplies — 0.4%
Roche Holdings Inc., Senior Notes	4.790%	3/8/29	$980,000	$1,005,247 (a)
Solventum Corp., Senior Notes	5.450%	2/25/27	694,000	703,618
Total Health Care Equipment & Supplies				1,708,865
Health Care Providers & Services — 3.2%
Cardinal Health Inc., Senior Notes	4.700%	11/15/26	1,050,000	1,057,595
Cardinal Health Inc., Senior Notes	5.125%	2/15/29	1,350,000	1,392,325
Cencora Inc., Senior Notes	4.625%	12/15/27	770,000	779,964
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,270,000	1,259,902
CVS Health Corp., Senior Notes	4.300%	3/25/28	370,000	371,076
Humana Inc., Senior Notes	1.350%	2/3/27	2,780,000	2,692,110
Humana Inc., Senior Notes	5.750%	12/1/28	230,000	239,483
McKesson Corp., Senior Notes	4.250%	9/15/29	1,380,000	1,391,192
Quest Diagnostics Inc., Senior Notes	4.600%	12/15/27	570,000	577,264
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	920,000	917,990
UnitedHealth Group Inc., Senior Notes	4.700%	4/15/29	1,910,000	1,955,492
UnitedHealth Group Inc., Senior Notes	4.800%	1/15/30	870,000	893,952
Total Health Care Providers & Services				13,528,345
Life Sciences Tools & Services — 0.2%
Agilent Technologies Inc., Senior Notes	4.200%	9/9/27	880,000	882,695
Pharmaceuticals — 1.4%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	570,000	589,773 (a)
Astrazeneca Finance LLC, Senior Notes	1.200%	5/28/26	1,370,000	1,352,455
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	1,840,000	1,877,640
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,865,000	1,865,914
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	210,000	213,040
Total Pharmaceuticals				5,898,822

Total Health Care				24,475,989
Industrials — 4.6%
Aerospace & Defense — 1.1%
Bombardier Inc., Senior Notes	7.250%	7/1/31	50,000	53,321 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	90,000	95,026 (a)
Lockheed Martin Corp., Senior Notes	4.150%	8/15/28	720,000	725,156
RTX Corp., Senior Notes	5.750%	11/8/26	2,720,000	2,760,258
RTX Corp., Senior Notes	4.125%	11/16/28	610,000	612,118
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	230,000	237,180 (a)
Total Aerospace & Defense				4,483,059
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	$210,000	$218,236 (a)
Commercial Services & Supplies — 0.1%
GFL Environmental Inc., Senior Notes	4.000%	8/1/28	240,000	235,499 (a)
Ground Transportation — 0.3%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	1,380,000	1,349,861
Machinery — 0.6%
John Deere Capital Corp., Senior Notes	1.050%	6/17/26	1,040,000	1,024,108
John Deere Capital Corp., Senior Notes	4.950%	7/14/28	1,190,000	1,223,026
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	110,000	109,153 (a)
Total Machinery				2,356,287
Passenger Airlines — 1.2%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	250,000	261,317 (a)
American Airlines Pass-Through Trust	3.375%	5/1/27	1,251,587	1,234,030
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	620,000	620,618
Delta Air Lines Pass-Through Trust	2.000%	6/10/28	350,515	336,730
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	2,670,000	2,668,676 (a)
Total Passenger Airlines				5,121,371
Professional Services — 0.1%
Paychex Inc., Senior Notes	5.100%	4/15/30	530,000	544,890
Trading Companies & Distributors — 1.1%
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,510,000	2,468,604
Air Lease Corp., Senior Notes	5.300%	2/1/28	1,100,000	1,119,786
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	70,000	73,537 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	70,000	74,160 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	210,000	219,831 (a)
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	210,000	197,487
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	640,000	669,216 (a)
Total Trading Companies & Distributors				4,822,621

Total Industrials				19,131,824
Information Technology — 3.3%
Electronic Equipment, Instruments & Components — 0.4%
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	120,000	122,427 (a)
Vontier Corp., Senior Notes	1.800%	4/1/26	1,690,000	1,674,865
Total Electronic Equipment, Instruments & Components				1,797,292
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices Inc., Senior Notes	4.319%	3/24/28	$1,310,000	$1,324,493
Broadcom Inc., Senior Notes	5.050%	7/12/27	380,000	386,562
Broadcom Inc., Senior Notes	4.150%	2/15/28	120,000	120,602
Broadcom Inc., Senior Notes	4.800%	4/15/28	1,170,000	1,192,623
Broadcom Inc., Senior Notes	4.600%	7/15/30	980,000	999,030
Intel Corp., Senior Notes	1.600%	8/12/28	1,580,000	1,480,034
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,090,000	1,069,211
Total Semiconductors & Semiconductor Equipment				6,572,555
Software — 0.5%
Oracle Corp., Senior Notes	4.200%	9/27/29	1,300,000	1,283,110
Synopsys Inc., Senior Notes	4.650%	4/1/28	900,000	912,478
Total Software				2,195,588
Technology Hardware, Storage & Peripherals — 0.8%
Apple Inc., Senior Notes	1.400%	8/5/28	2,850,000	2,688,680
Hewlett Packard Enterprise Co., Senior Notes	4.400%	10/15/30	600,000	598,697
Total Technology Hardware, Storage & Peripherals				3,287,377

Total Information Technology				13,852,812
Materials — 2.1%
Chemicals — 0.4%
EQUATE Petrochemical Co. KSC, Senior Notes	4.250%	11/3/26	1,620,000	1,617,143 (a)
Construction Materials — 0.2%
Amrize Finance US LLC, Senior Notes	4.700%	4/7/28	1,100,000	1,113,890 (a)
Metals & Mining — 0.9%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	420,000	444,445 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	200,000	206,434 (a)
Glencore Funding LLC, Senior Notes	1.625%	4/27/26	1,560,000	1,543,896 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	570,000	567,777 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,050,000	1,055,952
Total Metals & Mining				3,818,504
Paper & Forest Products — 0.6%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	1,200,000	1,183,714 (a)
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	1,300,000	1,301,187 (a)
Total Paper & Forest Products				2,484,901

Total Materials				9,034,438
Real Estate — 0.2%
Health Care REITs — 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	590,000	574,326 (a)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialized REITs — 0.1%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	$160,000	$163,341 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	50,000	50,608 (a)
Total Specialized REITs				213,949

Total Real Estate				788,275
Utilities — 3.7%
Electric Utilities — 3.3%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	1,340,000	1,384,357
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	450,000	460,382
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	970,000	982,733
Florida Power & Light Co., First Mortgage Bonds	5.150%	6/15/29	680,000	707,665
Georgia Power Co., Senior Notes	5.004%	2/23/27	1,110,000	1,124,510
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.500%	3/20/27	1,150,000	1,159,003 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	1,950,000	1,881,321
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	890,000	920,618
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	1,560,000	1,602,257 (a)
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	2,220,000	2,298,488
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	80,000	84,190 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.050%	12/30/26	1,220,000	1,231,317 (a)
Total Electric Utilities				13,836,841
Gas Utilities — 0.2%
Snam SpA, Senior Notes	5.000%	5/28/30	620,000	635,645 (a)
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	110,000	116,820 (a)
Multi-Utilities — 0.2%
Engie SA, Senior Notes	5.250%	4/10/29	890,000	920,900 (a)

Total Utilities				15,510,206
Total Corporate Bonds & Notes (Cost — $221,721,859)				222,985,419
Asset-Backed Securities — 18.2%
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	5.097%	1/15/38	630,000	630,000 (a)(b)(c)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. Term SOFR + 0.819%)	4.774%	10/25/35	$349,831	$342,659 (b)
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	5.082%	4/17/38	890,000	890,226 (a)(b)
Ally Auto Receivables Trust, 2022-3 A3	5.070%	4/15/27	53,864	53,918
American Heritage Auto Receivables Issuer Trust, 2025-1A A3	4.400%	11/15/30	910,000	914,354 (a)
Apex Credit CLO LLC, 2021-2A A1AR (3 mo. Term SOFR + 1.180%)	5.064%	10/20/34	910,000	909,994 (a)(b)
Apex Credit CLO Ltd., 2020-1A A1RR (3 mo. Term SOFR + 1.450%)	5.334%	4/20/35	620,000	620,290 (a)(b)
Apidos CLO Ltd., XXXA A2R (3 mo. Term SOFR + 1.500%)	5.384%	10/18/31	1,230,000	1,231,705 (a)(b)
ARI Fleet Lease Trust, 2025-B A2	4.590%	3/15/34	2,230,000	2,243,742 (a)
Atlas Senior Loan Fund Ltd., 2025-26A AN (3 mo. Term SOFR + 1.340%)	5.208%	10/22/38	600,000	602,131 (a)(b)
Atlas Senior Loan Fund Ltd., 2025-26A AY (3 mo. Term SOFR + 1.330%)	5.198%	10/22/38	220,000	220,435 (a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	940,000	926,984 (a)
Avis Budget Rental Car Funding AESOP LLC, 2025-1A A	4.800%	8/20/29	390,000	396,969 (a)
Basswood Park CLO Ltd., 2021-1A AR (3 mo. Term SOFR + 1.030%)	4.914%	4/20/34	800,000	800,969 (a)(b)
Battery Park CLO Ltd., 2019-1A AR (3 mo. Term SOFR + 1.400%)	5.305%	7/15/36	320,000	320,509 (a)(b)
Bayfront Iabs Pte Ltd., 7A A (SOFR + 1.280%)	5.400%	4/11/48	660,000	660,344 (a)(b)
Black Diamond CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.650%)	5.508%	10/25/37	1,130,000	1,133,644 (a)(b)
BlueMountain CLO Ltd., 2020-30A AR2 (3 mo. Term SOFR + 1.150%)	5.055%	4/15/35	660,000	660,502 (a)(b)
Brightwood Capital MM CLO Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.450%)	5.352%	10/15/35	710,000	710,177 (a)(b)
Capital One Prime Auto Receivables Trust, 2022-2 A3	3.660%	5/17/27	69,220	69,170
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.274%	10/20/37	830,000	831,530 (a)(b)
Cascade MH Asset Trust, 2021-MH1 A1	1.753%	2/25/46	173,135	158,174 (a)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	1,163,543	1,150,236 (a)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
CIFC Funding Ltd., 2024-2A A1 (3 mo. Term SOFR + 1.520%)	5.377%	4/22/37	$200,000	$200,526 (a)(b)
CMFT Net Lease Master Issuer LLC, 2021-1 A1	2.090%	7/20/51	1,024,744	948,536 (a)
CNH Equipment Trust, 2022-B A3	3.890%	11/15/27	371,226	370,946
College Ave Student Loans LLC, 2023-A C	6.060%	5/25/55	513,874	529,275 (a)
Columbia Cent CLO Ltd., 2022-32A A1R2 (3 mo. Term SOFR + 1.120%)	4.985%	7/24/34	1,070,000	1,071,083 (a)(b)
Commonbond Student Loan Trust, 2021-AGS A	1.200%	3/25/52	300,262	257,679 (a)
Driven Brands Funding LLC, 2025-1A A2	5.296%	10/20/55	200,000	201,206 (a)
Dryden Senior Loan Fund, 2015-41A AR (3 mo. Term SOFR + 1.232%)	5.136%	4/15/31	60,779	60,794 (a)(b)
ECMC Group Student Loan Trust, 2016-1A A (30 Day Average SOFR + 1.464%)	5.536%	7/26/66	1,255,388	1,269,236 (a)(b)
Elmwood CLO Ltd., 2024-5A AR1 (3 mo. Term SOFR + 1.520%)	5.404%	4/20/37	250,000	250,652 (a)(b)
Enterprise Fleet Financing LLC, 2023-1 A2	5.510%	1/22/29	173,375	173,696 (a)
Enterprise Fleet Financing LLC, 2023-1 A3	5.420%	10/22/29	2,500,000	2,528,007 (a)
Fifth Third Auto Trust, 2023-1 A3	5.530%	8/15/28	1,358,427	1,369,686
Ford Credit Floorplan Master Owner Trust, 2023-1 A1	4.920%	5/15/28	1,955,000	1,962,268 (a)
Fortress Credit Bsl Ltd., 2021-1A AR (3 mo. Term SOFR + 1.100%)	5.014%	4/20/33	750,000	750,897 (a)(b)
Galaxy CLO Ltd., 2025-36A A1 (3 mo. Term SOFR + 1.230%)	5.017%	10/15/38	760,000	760,396 (a)(b)(c)
GECU Auto Receivables Trust, 2023-1A A3	5.630%	8/15/28	834,456	838,718 (a)
GM Financial Consumer Automobile Receivables Trust, 2022-4 A4	4.880%	8/16/28	2,150,000	2,162,151
Greywolf CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.892%)	5.750%	4/26/31	1,027,000	1,029,245 (a)(b)
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	5.318%	7/30/37	430,000	430,976 (a)(b)
Hertz Vehicle Financing LLC, 2022-2A A	2.330%	6/26/28	2,120,000	2,065,583 (a)
Hertz Vehicle Financing LLC, 2023-4A A	6.150%	3/25/30	100,000	104,653 (a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	287,178	255,688 (a)
Hilton Grand Vacations Trust, 2023-1A A	5.720%	1/25/38	373,982	383,316 (a)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. Term SOFR + 0.864%)	4.819%	10/25/35	$214,379	$213,584 (b)
Honda Auto Receivables Owner Trust, 2024-2 A2	5.480%	11/18/26	49,943	49,983
Kings Park CLO Ltd., 2021-1A A1R (3 mo. Term SOFR + 1.200%)	4.987%	1/21/39	720,000	720,180 (a)(b)(c)
M&T Equipment Notes, 2023-1A A4	5.750%	7/15/30	1,270,000	1,290,211 (a)
Madison Park Funding Ltd., 2019-35A A1R (3 mo. Term SOFR + 1.252%)	5.136%	4/20/32	609,408	609,796 (a)(b)
Marble Point CLO Ltd., 2021-4A A1R (3 mo. Term SOFR + 1.160%)	5.072%	1/22/35	1,020,000	1,020,000 (a)(b)
MetroNet Infrastructure Issuer LLC, 2025-2A A2	5.400%	8/20/55	790,000	802,349 (a)
Milos CLO Ltd., 2017-1A AR (3 mo. Term SOFR + 1.332%)	5.216%	10/20/30	77,428	77,468 (a)(b)
Mountain View CLO Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.460%)	5.365%	4/15/34	1,220,000	1,222,184 (a)(b)
MVW LLC, 2020-1A A	1.740%	10/20/37	262,976	258,086 (a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	4.973%	1/15/43	31,449	31,451 (a)(b)
Navient Student Loan Trust, 2015-1 A2 (30 Day Average SOFR + 0.714%)	4.786%	4/25/40	546,163	531,267 (b)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	4.786%	12/26/69	408,070	407,156 (a)(b)
Navigator Aviation Ltd., 2025-1 A	5.107%	10/15/50	407,957	406,644 (a)
Nelnet Student Loan Trust, 2015-3A A2 (30 Day Average SOFR + 0.714%)	4.786%	2/27/51	2,010,234	2,007,519 (a)(b)
Nelnet Student Loan Trust, 2015-2A A2 (30 Day Average SOFR + 0.714%)	4.786%	9/25/42	201,800	199,527 (a)(b)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	5.104%	4/20/62	1,550,000	1,546,132 (a)(b)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. Term SOFR + 0.854%)	4.814%	4/20/62	627,714	626,472 (a)(b)
Nelnet Student Loan Trust, 2025-1A A1 (30 Day Average SOFR + 0.750%)	4.892%	10/25/33	2,030,000	2,030,634 (a)(b)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. Term SOFR + 1.044%)	4.999%	8/25/34	38,920	69,451 (b)
OCCU Auto Receivables Trust, 2025-1A D	5.600%	11/15/34	750,000	758,553 (a)
Ocean Trails CLO Ltd., 2020-10A AR2 (3 mo. Term SOFR + 1.300%)	5.205%	10/15/34	570,000	570,771 (a)(b)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	5.214%	7/20/35	$870,000	$871,110 (a)(b)
Oscar US Funding LLC, 2021-2A A4	1.270%	9/11/28	350,610	348,718 (a)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	5.034%	4/20/38	500,000	500,350 (a)(b)
Palmer Square Loan Funding Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.050%)	4.955%	10/15/32	1,012,477	1,012,985 (a)(b)
Parallel Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.390%)	5.274%	7/20/36	880,000	881,740 (a)(b)
PFS Financing Corp., 2023-B B	5.710%	5/15/28	1,820,000	1,829,509 (a)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	5.442%	1/15/28	1,380,000	1,380,943 (a)(b)
Sagard-Halseypoint CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.390%)	5.228%	1/30/38	410,000	411,379 (a)(b)
Service Experts Issuer LLC, 2025-1A A	5.380%	1/20/37	562,462	564,819 (a)
Sesac Finance LLC, 2024-1 A2	6.421%	1/25/54	1,169,175	1,200,366 (a)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	4.569%	12/15/39	716,890	701,277 (b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	8.823%	10/15/41	921,553	969,644 (a)(b)
SLM Student Loan Trust, 2005-4 B (90 Day Average SOFR + 0.442%)	4.755%	7/25/55	110,019	105,793 (b)
SLM Student Loan Trust, 2013-1 A3 (30 Day Average SOFR + 0.664%)	4.736%	5/26/55	529,364	524,844 (b)
SLM Student Loan Trust, 2013-6 A3 (30 Day Average SOFR + 0.764%)	4.836%	6/26/28	533,789	533,963 (b)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. Term SOFR + 0.914%)	4.873%	1/15/53	1,546,758	1,536,612 (a)(b)
SMB Private Education Loan Trust, 2024-C A1B (30 Day Average SOFR + 1.100%)	5.236%	6/17/52	672,620	671,797 (a)(b)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	276,516	260,826 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	538,014	508,251 (a)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	484,172	466,149 (a)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	5.084%	4/20/38	850,000	851,022 (a)(b)
Taco Bell Funding LLC, 2025-1A A2I	4.821%	8/25/55	1,000,000	1,004,016 (a)
Tesla Auto Lease Trust, 2023-B B	6.570%	8/20/27	1,530,000	1,536,158 (a)
Trinitas CLO Ltd., 2021-16A A1R (3 mo. Term SOFR + 1.130%)	5.014%	7/20/34	660,000	660,099 (a)(b)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
TRP LLC, 2021-1 A	2.070%	6/19/51	$791,200	$759,801 (a)
Uniti Fiber Abs Issuer LLC, 2025-2A A2	5.177%	1/20/56	460,000	465,061 (a)
Venture CLO Ltd., 2019-38A ARR (3 mo. Term SOFR + 1.000%)	4.838%	7/30/32	239,067	239,309 (a)(b)
Voya CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 2.062%)	5.946%	1/20/31	360,000	360,627 (a)(b)
Wendy’s Funding LLC, 2019-1A A2II	4.080%	6/15/49	820,639	802,401 (a)
Whitebox CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.320%)	5.185%	7/24/36	400,000	400,532 (a)(b)
Whitebox CLO Ltd., 2021-3A A1R (3 mo. Term SOFR + 1.270%)	5.175%	10/15/35	1,100,000	1,101,190 (a)(b)
Woodmont Trust, 2023-12A A1R (3 mo. Term SOFR + 1.400%)	5.258%	10/25/32	828,447	829,351 (a)(b)
World Omni Auto Receivables Trust, 2024-B A2B (30 Day Average SOFR + 0.430%)	4.572%	9/15/27	16,974	16,975 (b)

Total Asset-Backed Securities (Cost — $76,387,672)				76,210,910
Collateralized Mortgage Obligations(d) — 13.1%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. Term SOFR + 1.180%)	5.152%	9/15/34	500,000	496,187 (a)(b)
Angel Oak Mortgage Trust, 2021-7 A3	2.337%	10/25/66	238,823	210,701 (a)(b)
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 A (1 mo. Term SOFR + 1.354%)	5.314%	1/20/43	520,000	519,961 (a)(b)
BANK, 2021-BN32 A5	2.643%	4/15/54	960,000	881,879 (b)
BANK, 2021-BN36 A5	2.470%	9/15/64	390,000	350,937
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.123%	9/15/54	12,212,786	432,603 (b)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	620,000	557,069
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	850,000	891,516 (b)
Benchmark Mortgage Trust, 2023-V3 XA, IO	1.053%	7/15/56	20,888,322	392,220 (b)
BOCA Commercial Mortgage Trust, 2024- BOCA A (1 mo. Term SOFR + 1.921%)	5.880%	8/15/41	780,000	782,206 (a)(b)
BRAVO Residential Funding Trust, 2021- NQM2 A1	0.970%	3/25/60	102,765	100,564 (a)(b)
BRAVO Residential Funding Trust, 2024- NQM1 A1	5.943%	12/1/63	543,178	547,335 (a)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	5.223%	8/19/38	456,237	456,008 (a)(b)
BX Commercial Mortgage Trust, 2020-VIV4 A	2.843%	3/9/44	1,290,000	1,201,741 (a)
BX Commercial Mortgage Trust, 2021-CIP A (1 mo. Term SOFR + 1.035%)	4.994%	12/15/38	96,761	96,698 (a)(b)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. Term SOFR + 0.814%)	4.773%	9/15/36	$1,414,489	$1,413,856 (a)(b)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	4.949%	1/17/39	1,570,000	1,568,523 (a)(b)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.970%	8/13/41	390,000	382,083 (a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	4.369%	8/25/35	770	759 (a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	4.649%	10/25/35	3,608	3,508 (a)(b)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	587,438	535,962 (a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	325,503
Cross Mortgage Trust, 2023-H2 A1A	7.135%	11/25/68	444,591	450,639 (a)
Cross Mortgage Trust, 2024-H2 A1	6.093%	4/25/69	238,181	240,576 (a)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	62,881	60,956 (a)
CSMC Trust, 2019-AFC1 A2	3.776%	7/25/49	138,262	134,222 (a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,480,000	1,400,776 (a)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	235,883	227,386 (a)(b)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	296,873	255,746 (a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	296,873	258,507 (a)(b)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	370,121	326,662 (a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	670,260	575,041 (a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	346,252	311,198 (a)(b)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,134,617	1,052,685 (a)(b)
Deephaven Residential Mortgage Trust, 2024-1 A1	5.735%	7/25/69	162,936	164,383 (a)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	494,154	422,626 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	267,633	239,889 (a)(b)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	5.259%	10/15/42	380,000	381,117 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KS12 A (30 Day Average SOFR + 0.764%)	4.966%	8/25/29	1,184,522	1,187,842 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4945 KF, PAC (30 Day Average SOFR + 0.564%)	4.636%	9/25/49	546,775	536,642 (b)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	6.372%	8/25/33	$208,190	$211,399 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	6.172%	10/25/33	654,335	666,125 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.472%	2/25/42	880,000	895,181 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.572%	6/25/42	810,000	852,618 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	6.022%	2/25/44	510,000	513,958 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	698,400	645,278 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 19 F	4.457%	6/1/28	13	13 (b)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	7.172%	6/25/43	300,000	312,055 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	6.572%	10/25/43	870,000	890,863 (a)(b)
Federal National Mortgage Association (FNMA) REMIC, 2025-18 FH (30 Day Average SOFR + 1.400%)	5.472%	8/25/54	2,050,295	2,062,763 (b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	69,613	69,527 (b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	5.218%	3/25/42	502,524	502,036 (b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	5.427%	8/25/43	237,117	238,850 (b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	4.846%	8/25/42	170,805	171,706 (b)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (30 Day Average SOFR + 0.514%)	4.586%	5/25/42	$35,930	$35,866 (b)
GCAT Trust, 2020-NQM1 A3	3.554%	1/25/60	460,410	455,122 (a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	4.720%	2/20/61	15,199	15,206 (b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	4.620%	3/20/63	83,408	83,084 (b)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. Term SOFR + 1.114%)	5.220%	3/20/66	576,999	580,146 (b)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. Term SOFR + 0.614%)	4.720%	7/20/67	182,909	182,993 (b)
Government National Mortgage Association (GNMA), 2019-H16 CF (1 mo. Term SOFR + 0.814%)	4.920%	10/20/69	812,729	811,528 (b)
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	4.549%	4/20/70	1,245,597	1,239,764 (b)
Government National Mortgage Association (GNMA), 2021-H09 QF (30 Day Average SOFR + 1.500%)	5.599%	6/20/71	2,819,837	2,884,879 (b)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	4.399%	9/20/71	1,719,431	1,706,485 (b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	5.093%	7/15/39	101,081	101,279 (a)(b)
GS Mortgage Securities Corp. Trust, 2000-1A A (1 mo. Term SOFR + 0.464%)	4.789%	3/20/26	53,522	5,438 (a)(b)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	4.974%	6/20/35	144,867	136,773 (b)
KREF Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.184%)	5.147%	2/15/39	632,890	631,259 (a)(b)
Legacy Mortgage Asset Trust, 2020-RPL1 A1	3.000%	9/25/59	646,922	624,053 (a)(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1	5.750%	4/25/61	461,398	461,767 (a)
Legacy Mortgage Asset Trust, 2021-GS5 A1	6.250%	7/25/67	969,437	970,922 (a)
MAD Commercial Mortgage Trust, 2025- 11MD A	4.912%	10/15/42	650,000	653,880 (a)(b)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.451%	5/18/42	$590,000	$590,724 (a)(b)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	5.153%	10/16/36	293,399	293,590 (a)(b)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	314,573	308,180 (a)(b)
Mill City Mortgage Trust, 2015-2 M3	3.691%	9/25/57	389,188	386,629 (a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	123,032	122,406
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	5.106%	11/15/34	67,084	66,595 (a)(b)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	232,208	224,823 (a)(b)
New Residential Mortgage Loan Trust, 2021- NQM3 A1	1.156%	11/27/56	573,748	519,761 (a)(b)
New Residential Mortgage Loan Trust, 2022- NQM2 A1	3.079%	3/27/62	752,314	719,322 (a)(b)
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	1,000,000	1,003,368 (a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	563,417	470,932 (a)(b)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	568,379	477,006 (a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	685,901	568,902 (a)(b)
OBX Trust, 2021-NQM4 A1	1.957%	10/25/61	705,549	613,758 (a)(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	871,261	744,150 (a)(b)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	527,697	535,363 (a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	5,661	1,723
Residential Asset Securitization Trust, 2003- A11 A2, PAC (1 mo. Term SOFR + 0.564%)	4.519%	11/25/33	15,726	15,521 (b)
Santander Commercial Mortgage Securities LLC, 2025-BNC1 A2	4.502%	4/15/28	1,020,000	1,021,274 (a)(c)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. Term SOFR + 1.264%)	5.223%	5/15/38	920,000	915,252 (a)(b)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	4.959%	1/15/39	1,560,000	1,558,059 (a)(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 1A1	6.813%	3/25/34	55,109	54,191 (b)
Structured Asset Securities Corp., 2005-RF3 2A	4.425%	6/25/35	190,953	173,728 (a)(b)
STWD LLC, 2025-FL4 A (1 mo. Term SOFR + 1.450%)	5.450%	11/19/42	1,020,000	1,020,636 (a)(b)
SWCH Commercial Mortgage Trust, 2025- DATA A (1 mo. Term SOFR + 1.443%)	5.402%	2/15/42	1,120,000	1,111,631 (a)(b)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Towd Point Mortgage Trust, 2019-HY1 B1 (1 mo. Term SOFR + 2.264%)	6.219%	10/25/48	$1,460,000	$1,503,951 (a)(b)

Total Collateralized Mortgage Obligations (Cost — $56,345,986)				55,009,003
U.S. Government & Agency Obligations — 4.4%
U.S. Government Agencies — 0.4%
Federal National Mortgage Association (FNMA) (SOFR + 0.140%)	4.260%	12/11/26	250,000	250,571 (b)
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.100%)	4.220%	6/18/26	1,210,000	1,210,705 (b)
Total U.S. Government Agencies				1,461,276
U.S. Government Obligations — 4.0%
U.S. Treasury Notes	3.875%	7/31/27	950,000	955,196
U.S. Treasury Notes	4.000%	7/31/32	15,750,000	15,967,485
Total U.S. Government Obligations				16,922,681

Total U.S. Government & Agency Obligations (Cost — $18,218,193)				18,383,957
Mortgage-Backed Securities — 4.0%
FHLMC — 1.6%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35	1,414,870	1,362,025
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/42	1,993,197	1,746,859
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/53	75,130	79,382
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.630%)	3.280%	1/1/49	3,379,439	3,324,111 (b)
Total FHLMC				6,512,377
FNMA — 1.9%
Federal National Mortgage Association (FNMA)	2.280%	9/1/26	1,165,000	1,145,390
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	814,059	789,645
Federal National Mortgage Association (FNMA)	3.000%	4/1/38- 2/1/40	1,243,230	1,197,518
Federal National Mortgage Association (FNMA)	4.500%	11/1/38- 1/1/59	609,751	608,156
Federal National Mortgage Association (FNMA)	2.000%	2/1/42	653,324	574,198
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	1,565,817	1,604,268
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	746,793	781,566
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	6.000%	11/1/53	$1,056,728	$1,096,450
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	6.411%	9/1/37	190,314	192,549 (b)
Total FNMA				7,989,740
GNMA — 0.5%
Government National Mortgage Association (GNMA) II	3.500%	9/20/48	19,198	17,948
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	127,608	109,829
Government National Mortgage Association (GNMA) II	5.500%	8/20/53	981,067	997,905
Government National Mortgage Association (GNMA) II	6.000%	11/20/53	965,231	998,227
Total GNMA				2,123,909

Total Mortgage-Backed Securities (Cost — $16,864,637)				16,626,026
Senior Loans — 0.8%
Communication Services — 0.2%
Media — 0.2%
Nexstar Media Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.416%	6/28/32	339,150	340,240 (b)(e)(f)
Versant Media Group Inc., 2025 First Lien Term Loan B	—	10/23/30	150,000	149,094 (g)
Virgin Media Bristol LLC, Term Loan Facility Y (6 mo. Term SOFR + 3.275%)	7.052%	3/31/31	295,000	290,022 (b)(e)(f)

Total Communication Services				779,356
Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.0%††
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	5.666%	9/20/30	55,062	55,075 (b)(e)(f)
Specialty Retail — 0.2%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	6.166%	6/11/31	375,250	370,044 (b)(e)(f)
Rent-A-Center Inc., 2025 Term Loan (3 mo. Term SOFR + 2.750%)	6.634%	8/13/32	504,215	506,106 (b)(e)(f)
Total Specialty Retail				876,150

Total Consumer Discretionary				931,225
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financials — 0.2%
Banks — 0.1%
Ascensus Group Holdings Inc., 2024 Term Loan B	—	11/24/32	$210,000	$210,085 (g)
Financial Services — 0.0%††
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	5.752%	11/6/28	192,500	193,736 (b)(e)(f)
Insurance — 0.1%
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	7.280%	7/30/27	529,219	529,254 (b)(e)(f)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	8.266%	8/21/28	46,908	46,905 (b)(e)(f)
Total Insurance				576,159

Total Financials				979,980
Health Care — 0.1%
Health Care Providers & Services — 0.0%††
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (3 mo. Term SOFR + 2.150%)	5.972%	11/15/27	284,935	285,201 (b)(e)(f)
Pharmaceuticals — 0.1%
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	6.166%	5/5/28	309,395	310,985 (b)(e)(f)

Total Health Care				596,186
Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC, Contingent DIP Facility	—	1/1/30	268,266	109,372 (g)(h)(i)
Spirit Airlines LLC, New Money Term Loan	—	1/2/40	62,807	62,728 (g)
Spirit Airlines LLC, Second New Money Term Loan	—	7/14/26	15,540	13,948 (g)

Total Industrials				186,048
Total Senior Loans (Cost — $3,476,274)				3,472,795
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $96.375	12/12/25	164	$410,000	1,025
3-Month SOFR Futures, Call @ $96.750	3/13/26	80	200,000	8,000
3-Month SOFR Futures, Call @ $96.750	6/12/26	180	450,000	76,500
3-Month SOFR Futures, Put @ $96.250	12/12/25	88	220,000	6,050
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Contracts	Notional Amount	Value
Exchange-Traded Purchased Options — continued
SOFR 1-Year Mid-Curve Futures, Put @ $96.750		12/12/25	170	$425,000	$2,125
U.S. Treasury 5-Year Notes Futures, Call @ $109.750		12/5/25	119	119,000	17,664

Total Exchange-Traded Purchased Options (Cost — $337,719)					111,364
	Counterparty
OTC Purchased Options — 0.0%††
Interest rate swaption, Call, Daily SOFR Compound paid annually, 290.000bps payments received annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	12,180,000	12,180,000	48,561
Interest rate swaption, Call, Daily SOFR Compound paid annually, 290.000bps payments received annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	640,000	640,000	2,552

Total OTC Purchased Options (Cost — $52,326)					51,113

Total Purchased Options (Cost — $390,045)					162,477
				Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC				60	19 *(h)(j)
Spirit Aviation Holdings Inc.				10,243	3,175 *

Total Common Stocks (Cost — $143,870)					3,194
			Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $88,598)			3/12/30	7,278	2,256 *(a)(h)(j)
Total Investments before Short-Term Investments (Cost — $393,637,134)					392,856,037
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value
Short-Term Investments — 5.6%
Money Market Funds — 3.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $13,927,455)	3.957%		13,927,455	$13,927,455 (k)(l)
		Maturity Date	Face Amount
U.S. Government Agencies — 2.1%
Federal Home Loan Bank (FHLB), Discount Notes	4.591%	12/8/25	$7,520,000	7,512,605 (m)
Federal Home Loan Bank (FHLB), Discount Notes	3.885%	1/23/26	1,210,000	1,203,196 (m)

Total U.S. Government Agencies (Cost — $8,717,556)				8,715,801
U.S. Treasury Bills — 0.2%
U.S. Treasury Bills (Cost — $1,097,990)	3.812%	12/18/25	1,100,000	1,097,972 (m)

Total Short-Term Investments (Cost — $23,743,001)				23,741,228
Total Investments — 99.4% (Cost — $417,380,135)				416,597,265
Other Assets in Excess of Liabilities — 0.6%				2,372,089
Total Net Assets — 100.0%				$418,969,354

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(g)	All or a portion of this loan has not settled as of November 30, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(h)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Restricted security (Note 9).
(k)	Rate shown is one-day yield as of the end of the reporting period.
(l)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2025, the total market value of investments in Affiliated
Companies was $13,927,455 and the cost was $13,927,455 (Note 8).

(m)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Ultra-Short Income Fund
At November 30, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/12/25	$96.875	44	$110,000	$(275)
3-Month SOFR Futures, Call	3/13/26	97.000	164	410,000	(8,200)
3-Month SOFR Futures, Call	12/11/26	97.500	40	100,000	(15,000)
3-Month SOFR Futures, Put	12/11/26	96.500	85	212,500	(22,313)
SOFR 1-Year Mid-Curve Futures, Put	12/12/25	96.250	88	220,000	(550)
U.S. Treasury 5-Year Notes Futures, Call	12/26/25	111.000	144	144,000	(10,125)
Total Exchange-Traded Written Options (Premiums received — $171,967)					(56,463)

OTC Written Options
	Counterparty
Interest rate swaption, Call, 345.000bps payments paid annually, Daily SOFR Compound received annually, maturing on 9/29/36 (Premiums received — $47,827)	Goldman Sachs Group Inc.	9/25/26	345.000 bps	2,820,000	2,820,000	(44,934)
Total Written Options (Premiums received — $219,794)						$(101,397)

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
At November 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
1-Month SOFR	203	12/25	$81,312,660	$81,320,693	$8,033
3-Month SOFR	82	3/26	19,766,047	19,734,837	(31,210)
3-Month SOFR	167	6/26	40,293,276	40,267,875	(25,401)
3-Month SOFR	81	3/28	19,603,183	19,625,288	22,105
U.S. Treasury 10-Year Notes	56	3/26	6,317,159	6,347,250	30,091
					3,618
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
30-Day Federal Funds	203	12/25	$81,404,897	$81,422,201	$(17,304)
U.S. Treasury 2-Year Notes	855	3/26	178,446,372	178,574,766	(128,394)
U.S. Treasury 5-Year Notes	12	3/26	1,317,917	1,317,188	729
U.S. Treasury Long-Term Bonds	14	3/26	1,635,679	1,644,125	(8,446)
U.S. Treasury Ultra 10-Year Notes	13	3/26	1,499,650	1,510,641	(10,991)
U.S. Treasury Ultra Long- Term Bonds	2	3/26	239,059	241,875	(2,816)
					(167,222)
Net unrealized depreciation on open futures contracts					$(163,604)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At November 30, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
	$10,450,000	6/15/27	3.450% annually	Daily SOFR Compound annually	$(13,729)	$(1,489)	$(12,240)
	9,040,000	11/21/30	2.452%**	CPURNSA**	(18,831)	—	(18,831)
	33,774,000	8/31/32	3.420% annually	Daily SOFR Compound annually	(24,485)	83,379	(107,864)
Total	$53,264,000				$(57,045)	$81,890	$(138,935)

†	Percentage shown is an annual percentage rate.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.120%
CPURNSA	3.241%

See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Ultra-Short Income Fund
Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
November 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $403,452,680)	$402,669,810
Investments in affiliated securities, at value (Cost — $13,927,455)	13,927,455
Cash	1,013,138
Interest receivable	2,801,650
Deposits with brokers for open futures contracts and exchange-traded options	1,258,507
Deposits with brokers for centrally cleared swap contracts	974,047
Receivable for securities sold	281,622
Receivable for Fund shares sold	127,779
Receivable from brokers — net variation margin on open futures contracts	55,658
Receivable from brokers — net variation margin on centrally cleared swap contracts	45,008
Principal paydown receivable	41,529
Dividends receivable from affiliated investments	18,565
Prepaid expenses	44,821
Total Assets	423,259,589
Liabilities:
Payable for securities purchased	3,565,067
Payable for Fund shares repurchased	320,401
Written options, at value (premiums received — $219,794)	101,397
Investment management fee payable	74,536
Service and/or distribution fees payable	44,977
Distributions payable	13,280
Trustees’ fees payable	418
Accrued expenses	170,159
Total Liabilities	4,290,235
Total Net Assets	$418,969,354
Net Assets:
Par value (Note 7)	$454
Paid-in capital in excess of par value	440,900,852
Total distributable earnings (loss)	(21,931,952)
Total Net Assets	$418,969,354
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
November 30, 2025
Net Assets:
Class A	$206,087,971
Class C	$3,438,178
Class C1	$43,082
Class I	$180,176,053
Class IS	$29,224,070
Shares Outstanding:
Class A	22,274,034
Class C	367,122
Class C1	4,688
Class I	19,552,205
Class IS	3,158,660
Net Asset Value:
Class A (and redemption price)	$9.25
Class C*	$9.37
Class C1 (and redemption price)	$9.19
Class I (and redemption price)	$9.22
Class IS (and redemption price)	$9.25

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended November 30, 2025

Investment Income:
Interest	$8,587,274
Dividends from affiliated investments	155,530
Total Investment Income	8,742,804
Expenses:
Investment management fee (Note 2)	606,070
Service and/or distribution fees (Notes 2 and 5)	268,219
Transfer agent fees (Notes 2 and 5)	165,600
Registration fees	107,739
Fund accounting fees	37,560
Audit and tax fees	21,501
Shareholder reports	13,209
Legal fees	11,871
Trustees’ fees	6,363
Commitment fees (Note 10)	1,761
Insurance	1,346
Custody fees	1,087
Miscellaneous expenses	6,452
Total Expenses	1,248,778
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(200,134)
Net Expenses	1,048,644
Net Investment Income	7,694,160
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(915,715)
Futures contracts	158,122
Written options	325,682
Swap contracts	(419,032)
Net Realized Loss	(850,943)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	3,997,762
Futures contracts	(196,152)
Written options	59,596
Swap contracts	(280,045)
Change in Net Unrealized Appreciation (Depreciation)	3,581,161
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	2,730,218
Increase in Net Assets From Operations	$10,424,378
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended November 30, 2025 (unaudited) and the Year Ended May 31, 2025	November 30	May 31
Operations:
Net investment income	$7,694,160	$15,555,624
Net realized loss	(850,943)	(2,666,857)
Change in net unrealized appreciation (depreciation)	3,581,161	10,238,555
Increase in Net Assets From Operations	10,424,378	23,127,322
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(7,925,604)	(16,721,817)
Decrease in Net Assets From Distributions to Shareholders	(7,925,604)	(16,721,817)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	101,308,514	339,541,214
Reinvestment of distributions	7,844,766	16,342,399
Cost of shares repurchased	(103,618,739)	(396,339,997)
Increase (Decrease) in Net Assets From Fund Share Transactions	5,534,541	(40,456,384)
Increase (Decrease) in Net Assets	8,033,315	(34,050,879)
Net Assets:
Beginning of period	410,936,039	444,986,918
End of period	$418,969,354	$410,936,039
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.20	$9.06	$8.79	$8.75	$9.03	$8.89
Income (loss) from operations:
Net investment income	0.17	0.31	0.28	0.19	0.04	0.05
Net realized and unrealized gain (loss)	0.06	0.17	0.31	0.09	(0.23)	0.23
Total income (loss) from operations	0.23	0.48	0.59	0.28	(0.19)	0.28
Less distributions from:
Net investment income	(0.18)	(0.34)	(0.32)	(0.24)	(0.09)	(0.14)
Return of capital	—	—	(0.00)[3]	—	—	—
Total distributions	(0.18)	(0.34)	(0.32)	(0.24)	(0.09)	(0.14)
Net asset value, end of period	$9.25	$9.20	$9.06	$8.79	$8.75	$9.03
Total return[4]	2.48%	5.35%	6.84%	3.28%	(2.09)%	3.21%
Net assets, end of period (millions)	$206	$189	$170	$175	$271	$271
Ratios to average net assets:
Gross expenses	0.72%[5]	0.71%	0.68%	0.70%	0.66%	0.72%
Net expenses[6,7]	0.65 [5]	0.65	0.65	0.65	0.65	0.64
Net investment income	3.68 [5]	3.41	3.13	2.18	0.47	0.51
Portfolio turnover rate	28%	35%	38%	10%	47%[8]	47%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 0.65%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 46% and 39%.

See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.31	$9.17	$8.90	$8.86	$9.15	$9.01
Income (loss) from operations:
Net investment income (loss)	0.14	0.24	0.21	0.15	(0.02)	(0.02)
Net realized and unrealized gain (loss)	0.06	0.17	0.32	0.07	(0.25)	0.24
Total income (loss) from operations	0.20	0.41	0.53	0.22	(0.27)	0.22
Less distributions from:
Net investment income	(0.14)	(0.27)	(0.26)	(0.18)	(0.02)	(0.08)
Return of capital	—	—	(0.00)[3]	—	—	—
Total distributions	(0.14)	(0.27)	(0.26)	(0.18)	(0.02)	(0.08)
Net asset value, end of period	$9.37	$9.31	$9.17	$8.90	$8.86	$9.15
Total return[4]	2.19%	4.52%	6.00%	2.50%	(2.93)%	2.39%
Net assets, end of period (000s)	$3,438	$4,197	$5,100	$6,486	$2,831	$1,653
Ratios to average net assets:
Gross expenses	1.48%[5]	1.45%	1.42%	1.43%	1.44%	1.49%
Net expenses[6,7]	1.42 [5]	1.41	1.40	1.40	1.44	1.43
Net investment income (loss)	2.90 [5]	2.63	2.36	1.68	(0.27)	(0.20)
Portfolio turnover rate	28%	35%	38%	10%	47%[8]	47%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.63%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 46% and 39%.

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class C1 Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.13	$9.00	$8.73	$8.71	$8.95	$8.81
Income (loss) from operations:
Net investment income (loss)	0.14	0.24	0.21	0.13	(0.03)	(0.01)
Net realized and unrealized gain (loss)	0.06	0.16	0.31	0.08	(0.15)	0.23
Total income (loss) from operations	0.20	0.40	0.52	0.21	(0.18)	0.22
Less distributions from:
Net investment income	(0.14)	(0.27)	(0.25)	(0.19)	(0.06)	(0.08)
Return of capital	—	—	(0.00)[3]	—	—	—
Total distributions	(0.14)	(0.27)	(0.25)	(0.19)	(0.06)	(0.08)
Net asset value, end of period	$9.19	$9.13	$9.00	$8.73	$8.71	$8.95
Total return[4]	2.22%	4.47%	6.08%	2.40%	(2.04)%[5]	2.39%
Net assets, end of period (000s)	$43	$49	$83	$80	$80	$364
Ratios to average net assets:
Gross expenses	1.52%[6]	1.41%	1.45%	1.52%	1.38%	1.54%
Net expenses[7,8]	1.38 [6]	1.38	1.38	1.38	1.38	1.37
Net investment income (loss)	2.95 [6]	2.66	2.40	1.52	(0.35)	(0.08)
Portfolio turnover rate	28%	35%	38%	10%	47%[9]	47%[9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been -2.94% for the year ended May 31, 2022.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C1 shares did not exceed 1.38%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 46% and 39%.

See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.16	$9.03	$8.76	$8.72	$9.00	$8.86
Income (loss) from operations:
Net investment income	0.18	0.33	0.30	0.22	0.07	0.07
Net realized and unrealized gain (loss)	0.07	0.16	0.31	0.08	(0.23)	0.24
Total income (loss) from operations	0.25	0.49	0.61	0.30	(0.16)	0.31
Less distributions from:
Net investment income	(0.19)	(0.36)	(0.34)	(0.26)	(0.12)	(0.17)
Return of capital	—	—	(0.00)[3]	—	—	—
Total distributions	(0.19)	(0.36)	(0.34)	(0.26)	(0.12)	(0.17)
Net asset value, end of period	$9.22	$9.16	$9.03	$8.76	$8.72	$9.00
Total return[4]	2.73%	5.52%	7.13%	3.55%	(1.84)%	3.50%
Net assets, end of period (millions)	$180	$193	$233	$232	$271	$233
Ratios to average net assets:
Gross expenses	0.51%[5]	0.48%	0.45%	0.46%	0.43%	0.49%
Net expenses[6,7]	0.38 [5]	0.38	0.38	0.38	0.38	0.37
Net investment income	3.95 [5]	3.66	3.40	2.48	0.75	0.80
Portfolio turnover rate	28%	35%	38%	10%	47%[8]	47%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.38%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 46% and 39%.

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.19	$9.06	$8.79	$8.75	$9.03	$8.89
Income (loss) from operations:
Net investment income	0.18	0.34	0.31	0.22	0.08	0.07
Net realized and unrealized gain (loss)	0.07	0.15	0.31	0.09	(0.24)	0.24
Total income (loss) from operations	0.25	0.49	0.62	0.31	(0.16)	0.31
Less distributions from:
Net investment income	(0.19)	(0.36)	(0.35)	(0.27)	(0.12)	(0.17)
Return of capital	—	—	(0.00)[3]	—	—	—
Total distributions	(0.19)	(0.36)	(0.35)	(0.27)	(0.12)	(0.17)
Net asset value, end of period	$9.25	$9.19	$9.06	$8.79	$8.75	$9.03
Total return[4]	2.64%	5.66%	7.16%	3.58%	(1.80)%	3.52%
Net assets, end of period (000s)	$29,224	$24,744	$37,351	$46,364	$64,146	$19,424
Ratios to average net assets:
Gross expenses	0.40%[5]	0.38%	0.37%	0.38%	0.36%	0.41%
Net expenses[6,7]	0.35 [5]	0.35	0.35	0.35	0.35	0.34
Net investment income	3.98 [5]	3.69	3.42	2.51	0.85	0.78
Portfolio turnover rate	28%	35%	38%	10%	47%[8]	47%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.35%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.
In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 46% and 39%.

See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$222,985,419	—	$222,985,419
Asset-Backed Securities	—	76,210,910	—	76,210,910
Collateralized Mortgage Obligations	—	55,009,003	—	55,009,003
U.S. Government & Agency Obligations	—	18,383,957	—	18,383,957
Mortgage-Backed Securities	—	16,626,026	—	16,626,026
Senior Loans:
Industrials	—	76,676	$109,372	186,048
Other Senior Loans	—	3,286,747	—	3,286,747
Purchased Options:
Exchange-Traded Purchased Options	$111,364	—	—	111,364
OTC Purchased Options	—	51,113	—	51,113
Common Stocks:
Industrials	3,175	19	—	3,194
Warrants	—	2,256	—	2,256
Total Long-Term Investments	114,539	392,632,126	109,372	392,856,037
Short-Term Investments†:
Money Market Funds	13,927,455	—	—	13,927,455
U.S. Government Agencies	—	8,715,801	—	8,715,801
U.S. Treasury Bills	—	1,097,972	—	1,097,972
Total Short-Term Investments	13,927,455	9,813,773	—	23,741,228
Total Investments	$14,041,994	$402,445,899	$109,372	$416,597,265
Other Financial Instruments:
Futures Contracts††	$60,958	—	—	$60,958
Total	$14,102,952	$402,445,899	$109,372	$416,658,223

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$56,463	—	—	$56,463
OTC Written Options	—	$44,934	—	44,934
Futures Contracts††	224,562	—	—	224,562
Centrally Cleared Interest Rate Swaps††	—	138,935	—	138,935
Total	$281,025	$183,869	—	$464,894

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2025, the fund did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the six months ended November 30, 2025, see Note 4.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(i) Credit and market risk.  The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of November 30, 2025, the Fund held OTC written options with credit related contingent features which had a liability position of $44,934. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(m) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

(n) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(o) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class IS shares did not exceed 0.65%, 1.63%, 1.38%, 0.38% and 0.35%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended November 30, 2025, fees waived and/or expenses reimbursed amounted to $200,134, which included an affiliated money market fund waiver of $4,082.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at November 30, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class I	Class IS
Expires May 31, 2026	$47,561	$1,080	$56	$168,779	$8,412
Expires May 31, 2027	101,550	1,468	26	222,502	10,875
Expires May 31, 2028	71,712	1,086	31	115,974	7,249
Total fee waivers/expense reimbursements subject to recapture	$220,823	$3,634	$113	$507,255	$26,536
For the six months ended November 30, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

reimburses Investor Services for out of pocket expenses incurred. For the six months ended November 30, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $6,320 was earned by Investor Services.
There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. Class A shares of the Fund are not subject to a CDSC, however, Class A shares acquired through an exchange of shares from another fund sold by the Distributor that were subject to a CDSC remain subject to the original shares’ CDSC while held in the Fund.
For the six months ended November 30, 2025, CDSCs paid to Franklin Distributors and its affiliates were as follows:

	Class A	Class C
CDSCs	$39	$26
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended November 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$86,052,765	$33,723,385
Sales	83,351,995	19,697,675
At November 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$423,720,519	$3,072,145	$(10,195,399)	$(7,123,254)
Written options	(219,794)	118,981	(584)	118,397
Futures contracts	—	60,958	(224,562)	(163,604)
Swap contracts	81,890	—	(138,935)	(138,935)
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2025.

ASSET DERIVATIVES[1]
Interest Rate Risk
Purchased options[2]	$162,477
Futures contracts[3]	60,958
Total	$223,435

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$101,397
Futures contracts[3]	224,562
Centrally cleared swap contracts[4]	138,935
Total	$464,894

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Purchased options[1]	$(618,403)
Futures contracts	158,122
Written options	325,682
Swap contracts	(419,032)
Total	$(553,631)

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Purchased options[1]	$(212,744)
Futures contracts	(196,152)
Written options	59,596
Swap contracts	(280,045)
Total	$(629,345)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the six months ended November 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$242,539
Written options	100,010
Futures contracts (to buy)	83,709,786
Futures contracts (to sell)	184,611,955
Average Notional Balance**
Interest rate swap contracts	$61,984,143

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Goldman Sachs Group Inc.	$51,113	$(44,934)	$6,179	—	$6,179

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended November 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$247,870	$68,290
Class C	20,181	1,471
Class C1	168	82
Class I	—	95,646
Class IS	—	111
Total	$268,219	$165,600
For the six months ended November 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$73,701
Class C	1,127
Class C1	32
Class I	117,760
Class IS	7,514
Total	$200,134
6. Distributions to shareholders by class

	Six Months Ended November 30, 2025	Year Ended May 31, 2025
Net Investment Income:
Class A	$3,765,057	$6,551,176
Class C	60,978	129,832
Class C1	684	2,368
Class I	3,550,362	8,724,093
Class IS	548,523	1,314,348
Total	$7,925,604	$16,721,817
7. Shares of beneficial interest
At November 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2025		Year Ended May 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	5,400,186	$49,856,040	9,174,665	$83,915,174
Shares issued on reinvestment	400,008	3,693,527	702,744	6,431,932
Shares repurchased	(4,056,672)	(37,456,182)	(8,076,991)	(73,866,688)
Net increase	1,743,522	$16,093,385	1,800,418	$16,480,418
Class C
Shares sold	18,037	$168,548	110,522	$1,020,394
Shares issued on reinvestment	6,440	60,210	13,949	129,150
Shares repurchased	(108,317)	(1,013,014)	(229,493)	(2,119,866)
Net decrease	(83,840)	$(784,256)	(105,022)	$(970,322)
Class C1
Shares sold	—	—	—	—
Shares issued on reinvestment	74	$682	259	$2,356
Shares repurchased	(702)	(6,431)	(4,139)	(37,776)
Net decrease	(628)	$(5,749)	(3,880)	$(35,420)
Class I
Shares sold	4,860,452	$44,713,756	27,286,484	$248,511,942
Shares issued on reinvestment	385,500	3,547,069	955,358	8,705,045
Shares repurchased	(6,785,709)	(62,348,956)	(32,931,715)	(300,061,459)
Net decrease	(1,539,757)	$(14,088,131)	(4,689,873)	$(42,844,472)
Class IS
Shares sold	711,577	$6,570,170	666,185	$6,093,704
Shares issued on reinvestment	58,833	543,278	117,404	1,073,916
Shares repurchased	(302,815)	(2,794,156)	(2,214,096)	(20,254,208)
Net increase (decrease)	467,595	$4,319,292	(1,430,507)	$(13,086,588)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
all or some portion of the six months ended November 30, 2025. The following transactions were effected in such company for the six months ended November 30, 2025.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$10,687,165	$125,342,334	125,342,334	$122,102,044	122,102,044

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$155,530	—	$13,927,455
9. Restricted securities
The following Fund investment is restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 11/30/2025	Value Per Share	Percent of Net Assets
Spirit Airlines LLC, Common Shares	60	3/25	$730	$19	$0.32	0.00%(a)
Spirit Airlines LLC, Warrants	7,278	3/25	88,598	2,256 (b)	$0.31	0.00%(a)
Total			$89,328	$2,275		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.

Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2025.
11. Deferred capital losses
As of May 31, 2025, the Fund had deferred capital losses of $13,582,982, which have no expiration date, that will be available to offset future taxable capital gains.
12. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Ultra-Short Income Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Ultra-Short Income Fund

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Western Asset
Ultra-Short Income Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Ultra-Short Income Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Ultra-Short Income Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Ultra-Short Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90063-SFSOI 1/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 27, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 27, 2026